Board of directors, Senior Management and Key management personnel - Narrative (Details) CLF in Thousands, $ in Thousands			12 Months Ended
	Apr. 26, 2022 CLF director	Apr. 23, 2021 CLF	Dec. 31, 2022 CLF employee director	Dec. 31, 2022 USD ($) employee director	Dec. 31, 2021 CLF director employee	Dec. 31, 2021 USD ($) director employee	Dec. 31, 2020 USD ($)	Apr. 26, 2023 director
Related party disclosures [Line Items]
Number of directors | director	6							6
Key management personnel compensation | CLF	CLF 600	CLF 600
Key management personnel compensation, percentage	0.06%	0.06%
Percentage of net earnings for variable compensation			110.00%	110.00%
Number of employees | employee			6,997	6,997	6,081	6,081
Chairman
Related party disclosures [Line Items]
Key management personnel compensation | CLF	CLF 800	CLF 80
Key management personnel compensation, percentage	0.12%	0.12%
Directors
Related party disclosures [Line Items]
Number of directors | director	2		8	8
Directors committee
Related party disclosures [Line Items]
Number of directors | director			3	3	3	3
Key management personnel compensation			CLF 200	$ 6,711	CLF 200	$ 3,749	$ 4,553
Key management personnel compensation, percentage			0.02%	0.02%	0.02%	0.02%
Percentage of net earnings for variable compensation			110.00%	110.00%
Health, Safety and Environmental Matters Committee
Related party disclosures [Line Items]
Number of directors | director					3	3
Key management personnel compensation | CLF					CLF 100
Corporate Governance Committee
Related party disclosures [Line Items]
Number of directors | director					3	3
Key management personnel compensation | CLF					CLF 100
Vice President
Related party disclosures [Line Items]
Key management personnel compensation | CLF	CLF 700	CLF 70
Key management personnel
Related party disclosures [Line Items]
Key management personnel compensation | $				$ 29,633		$ 31,560	$ 23,770
Number of employees			142	142	127	127